Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2023	2022
Numerator:
Net loss, basic and diluted	$(29,908)	$(15,923)

Denominator:
Weighted average common stock outstanding, basic and diluted	12,552,925	10,123,169
Net loss per share, basic and diluted	$(2.38)	$(1.57)

Schedule of Potentially Dilutive Securities Have Been Excluded from the Computation of Diluted Net Loss Per Share	The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to stockholders for the periods indicated because including them would have had an anti-dilutive effect:
	Year Ended December 31,
	2023	2022
Stock options	1,967,734	263,000
Series A Preferred Stock (as converted to common stock)	3,913,043	—
Warrants to purchase common stock	14,166,666	—
Contingent Sponsor Shares	1,000,000	—
	21,047,443	263,000